LONG-TERM DEBT (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Long-term debt interest expense	$ 2,539	$ 5,546	$ 6,932	$ 12,110